Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0001290900
Registrant Name	Commercial Vehicle Group, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES